Summary of significant accounting policies (Effect of Topic 842) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Jan. 01, 2019	Jan. 01, 2018
Non-current assets
Lease right of use asset, net	$ 922,165			$ 896,682
Current liabilities
Operating lease liabilities	70,147			72,272
Non-current liabilities
Accrued payroll and other liabilities	23,497	$ 35,322		18,918	$ 34,378
Operating lease liabilities	861,582			840,814
Equity
Retained earnings	471,149	413,074			$ 397,338
Accumulated other comprehensive loss	(519,505)	(502,266)
Foreign currency exchange results	12,754	14,874	$ (14,265)
Previously Reported
Non-current liabilities
Accrued payroll and other liabilities		35,322	29,366
Equity
Retained earnings			$ 401,134
ASC 842
Non-current assets
Lease right of use asset, net	922,165			913,000
Current liabilities
Operating lease liabilities	70,147
Non-current liabilities
Accrued payroll and other liabilities	(17,587)
Operating lease liabilities	861,582
Equity
Retained earnings	3,589
Accumulated other comprehensive loss	4,434
Capitalization of operating lease right of use assets				913,086
Straight-line rent accrual				$ 16,404
Foreign currency exchange results	3,589
ASC 842 | Restatement Adjustment
Non-current assets
Lease right of use asset, net		896,682
Current liabilities
Operating lease liabilities		72,272
Non-current liabilities
Accrued payroll and other liabilities		(16,404)
Operating lease liabilities		$ 840,814
Pro Forma
Non-current assets
Lease right of use asset, net	0
Current liabilities
Operating lease liabilities	0
Non-current liabilities
Accrued payroll and other liabilities	41,084
Operating lease liabilities	0
Equity
Retained earnings	467,560
Accumulated other comprehensive loss	(523,939)
Foreign currency exchange results	$ 9,165